PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2017	2018
	$	$

Computers	97,637	208,435
Office equipment, furniture and fittings	9,077	15,451
Leasehold improvements	32,251	63,781
Motor vehicles	2,211	5,074
Construction-in-progress	2,227	–
	143,403	292,741
Less: accumulated depreciation	(69,055)	(100,384)
	74,348	192,357

Depreciation expenses recognized for each of the three years ended December 31, 2016, 2017 and 2018 were $17,956, $23,353 and $54,902, respectively, and were included in the following captions:

	For the year ended December 31,
	2016	2017	2018
	$	$	$

Cost of revenue	11,347	12,407	31,203
Sales and marketing expenses	740	1,198	3,712
General and administrative expenses	5,598	9,248	19,009
Research and development expenses	271	500	978
	17,956	23,353	54,902